BBH Trust
                                  140 Broadway
                              New York, NY, 10005

                                November 5, 2007



EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549


RE:  BBH Trust (the "Registrant")
            BBH Money Market Fund
            BBH U.S. Treasury Money Fund
            BBH Tax Exempt Money Fund
         1933 Act File No. 333-129342
           1940 Act File No. 811-21829



Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Registrant hereby certifies that the definitive form of Prospectus and Statement of Additional Information dated October 31, 2007, that would have been filed under Rule 497(c), does not differ from the form of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Registrant. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No._1 on October 31, 2007.

      If you have any questions regarding this certification, please contact me at (412) 288-8260.

                                                 Very truly yours,



                                                 /s/ Gail C. Jones
                                                 Gail C. Jones
                                                 Secretary





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